Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift, Interest [Abstract]
Reconciliation of Total Interest Cost to Interest Expense

A reconciliation of total interest cost to interest expense as reported in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 is as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015	2014
Interest cost capitalized	$—	$—	$—
Interest expense	20,867	17,451	15,271

Total interest cost	$20,867	$17,451	$15,271

Summary of Other Finance Expense

The following table presents the other finance expense for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015	2014
Bank fees, charges and external guarantee costs	$1,311	$504	$1,221
Related party financing service fee (Note 18)	—	—	50

Total other finance expense	$1,311	$504	$1,271